Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

14.Property, plant and equipment

							Total
	Towers			Furniture and		Capital	(excluding	Right-
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	of-use
	equipment	assets	buildings	equipment	vehicles	progress	asset)	asset
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2019	2,257,701	—	48,679	13,500	18,708	138,227	2,476,815	372,000
Additions during the year	15,135	—	859	2,732	3,327	91,004	113,057	47,470
Reclassification	129,420	—	1,825	—	—	(131,245)	—	—
Transfer from advance payments	272,298	—	672	—	—	(10,873)	262,097	—
Disposals*	(106,757)	—	—	(187)	(1,689)	—	(108,633)	(6,307)
Effects of movement in exchange rates	(40,160)	—	(301)	(168)	(522)	(2,053)	(43,204)	(6,266)
At December 31, 2019	2,527,637	—	51,734	15,877	19,824	85,060	2,700,132	406,897

At January 1, 2020	2,527,637	—	51,734	15,877	19,824	85,060	2,700,132	406,897
Additions during the year	10,287	—	768	2,470	2,576	87,014	103,115	72,888
Additions through business combinations (note 31)	144,388	—	566	305	—	4,970	150,229	129,711
Reclassification	91,165	—	887	808	658	(93,518)	—	—
Transfer from advance payments	124,272	—	620	91	—	(2,997)	121,986	—
Disposals*	(23,591)	—	(1,203)	(95)	(1,310)	—	(26,199)	(15,721)
Effects of movement in exchange rates	(214,038)	—	(5,936)	(1,287)	(1,600)	(5,883)	(228,744)	(44,181)
At December 31, 2020	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594

At January 1, 2021	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594
Additions during the year	20,995	—	825	5,056	6,012	224,479	257,367	113,722
Additions through business combinations (note 31) ***	77,142	220,950	968	93	—	5,495	304,648	41,709
Reclassification	124,548	23,241	5,999	—	—	(153,788)	—	—
Transfer from advance payments	111,439	7,862	4,112	—	—	3,959	127,372	—
Disposals*	(21,359)	—	—	(82)	(1,825)	—	(23,266)	(18,872)
Effects of movement in exchange rates	(143,357)	(6,790)	(3,072)	(1,038)	(877)	(8,438)	(163,572)	(35,649)
At December 31, 2021	2,829,528	245,263	56,268	22,198	23,458	146,353	3,323,068	650,504

Accumulated depreciation and impairment
At January 1, 2019	918,520	—	880	10,842	14,597	—	944,839	—
Charge for the year	313,320	—	296	2,145	1,869	—	317,630	38,130
Impairment	21,565	—	—	—	—	—	21,565	—
Disposals*	(101,100)	—	—	(173)	(1,457)	—	(102,730)	(735)
Effects of movement in exchange rates	(17,821)	—	(13)	(136)	(357)	—	(18,327)	(360)
At December 31, 2019	1,134,484	—	1,163	12,678	14,652	—	1,162,977	37,035

At January 1, 2020	1,134,484	—	1,163	12,678	14,652	—	1,162,977	37,035
Charge for the year	315,131	—	331	2,547	1,959	—	319,968	54,089
Impairment	26,824	—	421	—	—	—	27,245	—
Disposals*	(21,435)	—	—	(41)	(1,294)	—	(22,770)	(5,594)
Effects of movement in exchange rates	(102,812)	—	(187)	(893)	(1,049)	—	(104,941)	(4,066)
At December 31, 2020	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464

At January 1, 2021	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464
Charge for the year**	272,068	5,366	296	3,806	2,902	—	284,438	60,685
Impairment/(reversal of impairment)	48,391	—	(318)	—	—	—	48,073	2,797
Disposals*	(14,660)	—	—	(73)	(1,816)	—	(16,549)	(8,634)
Effects of movement in exchange rates	(82,676)	(12)	(69)	(867)	(583)	—	(84,207)	(6,459)
At December 31, 2021	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853

Net book value
At December 31, 2019	1,393,153	—	50,571	3,199	5,172	85,060	1,537,155	369,862

At December 31, 2020	1,307,928	—	45,708	3,878	5,880	74,646	1,438,040	468,130

At December 31, 2021	1,254,213	239,909	54,631	5,041	8,687	146,353	1,708,834	520,651

*     The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.

**    The charge for the period does not agree to the charge in the consolidated statement of income/(loss) and other comprehensive income/(loss) due to the indirect taxes benefit of $0.4 million (2020: $0.8 million, 2019: $nil) in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***  Includes subsequent asset acquisitions on business combination transactions.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.

The impairment in the year ended December 31, 2021 is primarily driven by the rationalization program agreed with a Key Customer which resulted in the impairment of the related Towers. It was determined that the recoverable amounts were nil and therefore their carrying amounts were written down to the recoverable amount. The impairment losses have been recognized in cost of sales in the consolidated statement of income/(loss) and other comprehensive income/(loss). The impairment in the year ended December 31, 2020 relates to towers on certain sites made dormant following the consolidation of customer equipment between sites, such towers being no longer in use and with no installed customer equipment, and to a $5.7 million impairment in Cameroon following a fire at a warehouse site. The impairment in the year ended December 31, 2019 relates to towers on certain sites made dormant following the consolidation of customer equipment between sites and to certain sites in Cameroon that were vandalized and inaccessible and are thus not in use.

The carrying value of the “Towers and tower equipment” asset category includes assets amounting to $48.6 million (2020:  $21.8 million, 2019: $17.1 million) related to asset retirement obligations arising from legislative requirements and the terms of lease agreements included in Lease liabilities (note 23).

(i)	Depreciation expense has been included in cost of sales and administrative expenses in the statement of income and other comprehensive income as below:

	2021	2020	2019
	$'000	$'000	$'000

Cost of sales (note 7)	330,799	367,007	353,368
Administrative expense (note 8)	13,917	6,240	2,392
	344,716	373,247	355,760

(ii)	Analysis of additions to property, plant and equipment

	2021	2020	2019
	$'000	$'000	$'000

Additions through cash - capital work in progress	224,479	87,014	91,004
Additions through decommissioning estimates	7,212	8,315	405
Additions through right of use assets	113,722	72,888	47,470
Additions through cash – others	13,666	7,786	21,648
Additions through non-cash – others	12,010	—	—
	371,089	176,003	160,527

(iii)	Analysis of right of use assets

The carrying value of right of use assets at December 31, 2021 are comprised of vehicles of $1.8 million (2020: $1.3 million, 2019: $0.3 million) and land and building assets, the majority being leased land on which our towers are situated.